RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2017
RELATED PARTIES
Summary of directors and key management compensation
	For the year ended
	December 31,	December 31,
	2017	2016
Salaries and benefits	$9,228	$5,203
Share-based compensation	5,099	4,630

	$14,257	$9,833